Fair Value Measurements - Schedule of Assets and Liability Measured at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Liabilities
Contingent consideration	$ 9,500
Fair Value, Recurring
Assets
Investments	250,348	$ 265,715
Total assets	250,348	265,715
Liabilities
Contingent consideration	9,489
Recapitalization investment portfolio liability	191,678	198,524
Total liabilities	201,167	198,524
Fair Value, Recurring | Level 1
Assets
Investments	1,895	9,591
Total assets	1,895	9,591
Liabilities
Contingent consideration	0
Recapitalization investment portfolio liability	0	0
Total liabilities	0	0
Fair Value, Recurring | Level 2
Assets
Investments	0	0
Total assets	0	0
Liabilities
Contingent consideration	0
Recapitalization investment portfolio liability	0	0
Total liabilities	0	0
Fair Value, Recurring | Level 3
Assets
Investments	248,453	256,124
Total assets	248,453	256,124
Liabilities
Contingent consideration	9,489
Recapitalization investment portfolio liability	191,678	198,524
Total liabilities	$ 201,167	$ 198,524